CLAYMORE EXCHANGE-TRADED FUND TRUST

                           Claymore/BIR Leaders 50 ETF
                     Claymore/BIR Leaders Mid-Cap Value ETF
                     Claymore/BIR Leaders Small-Cap Core ETF


Supplement to the currently effective Prospectus for the above listed Funds:

The last sentence in the "Index Construction" section in the Prospectus for each of the Claymore/BIR Leaders 50 ETF and the Claymore/BIR Leaders Mid-Cap Value ETF is hereby deleted and replaced with the following:

         5. The constituent selection process, as well as ranking and reconstitution, will be repeated annually.

The last sentence in the "Index Construction" section in the Prospectus for the Claymore/BIR Leaders Small-Cap Core ETF is hereby deleted and replaced with the following:

         4. The constituent selection process, as well as ranking and reconstitution, will be repeated annually.





                       Claymore Exchange-Traded Fund Trust
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               Please Retain This Supplement for Future Reference


April 13, 2007